Insurance Contracts - Sumary of Shareholders' Equity on Net Income (Detail) € in Millions	Dec. 31, 2019 EUR (€)
Insurance [member] | Shift up 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net income	€ (205)
Insurance [member] | Shift down 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net income	198
Insurance [member] | Shift up 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net income	(440)
Insurance [member] | Shift down 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net income	467
Insurance [member] | Shift up 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net income	104
Insurance [member] | Shift down 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of net income	(105)
On Share Holders Equity Insurance Contracts [member] | Shift up 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	(2,386)
On Share Holders Equity Insurance Contracts [member] | Shift down 50 basis points – NL Bond credit spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	2,117
On Share Holders Equity Insurance Contracts [member] | Shift up 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	(440)
On Share Holders Equity Insurance Contracts [member] | Shift down 50 basis points – NL Mortgage spreads [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	467
On Share Holders Equity Insurance Contracts [member] | Shift up 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	101
On Share Holders Equity Insurance Contracts [member] | Shift down 5 basis points – NL Liquidity premium [Member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Sensitivity analysis of shareholders' equity	€ (103)